UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one): [_] a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:       Greenhaven Associates, Inc.
            Three Manhattanville Road
            Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris A. Wachenheim
Title:   Executive Vice President
Phone:   914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim              Purchase, NY               February 9, 2009
-----------------------             -------------               ----------------
      [Signature]                   [City, State]                    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number               Name

----------------------             ------------------------------------------
[Repeat as necessary.]


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
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            COL 1                 COL 2        COL 3        COL 4         COL 5             COL 6                    COL 7
------------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF                   VALUE       PRINCIPAL                  SHARED
------------------------------------------------------------------------------------------------------------------------------------
                     SECURITY     CLASS        CUSIP        ($000)       AMOUNT        SOLE         OTHER        SOLE       NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO (MMM)                      COMMON      88579Y101      211,832     3,681,481     556,450     3,125,031     556,450   3,125,031
------------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals
  (APD)                          COMMON      009158106       56,790     1,129,700      76,500     1,053,200      76,500   1,053,200
------------------------------------------------------------------------------------------------------------------------------------
Baker Hughes Inc. (BHI)          COMMON      057224107       55,954     1,744,750     190,500     1,554,250     190,500   1,554,250
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company (BA)              COMMON      097023105       84,171     1,972,593     236,000     1,736,593     236,000   1,736,593
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern
  Santa Fe (BNI)                 COMMON      12189T104       27,910       368,650                   368,650                 368,650
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc. (C)               COMMON      172967101       26,218     3,907,283     585,000     3,322,283     585,000   3,322,283
------------------------------------------------------------------------------------------------------------------------------------
Equitable Resources (EQT)        COMMON      294549100       23,696       706,300                   706,300                 706,300
------------------------------------------------------------------------------------------------------------------------------------
Exterran Holdings, Inc. (EXH)    COMMON      30225X103       39,476     1,853,318     390,000     1,463,318     390,000   1,463,318
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corp (FDX)                 COMMON      31428X106      195,314     3,044,651     497,600     2,547,051     497,600   2,547,051
------------------------------------------------------------------------------------------------------------------------------------
Hartford Financial (HIG)         COMMON      416515104       98,670     6,009,141   1,863,750     4,145,391   1,863,750   4,145,391
------------------------------------------------------------------------------------------------------------------------------------
Honda Motors (HMC)               COMMON      438128308       89,437     4,191,048                 4,191,048               4,191,048
------------------------------------------------------------------------------------------------------------------------------------
Plains All American
  Pipeline LP (PAA)              COMMON      726503105        4,857       140,000      20,000       120,000      20,000     120,000
------------------------------------------------------------------------------------------------------------------------------------
RHJ Internationall (RHJIF)       COMMON      749561205        8,016     1,646,025   1,198,900       447,125   1,198,900     447,125
------------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc. (COL)     COMMON      774341101       44,126     1,128,834      95,000     1,033,834      95,000   1,033,834
------------------------------------------------------------------------------------------------------------------------------------
Smurfit Stone (SSCC)             COMMON      832727101        1,327     5,103,070   2,455,000     2,648,070   2,455,000   2,648,070
------------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp [TM]           COMMON      892331307      191,587     2,927,680     481,000     2,446,680     481,000   2,446,680
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp (UNP)         COMMON      907818108       97,346     2,036,532      10,600     2,025,932      10,600   2,025,932
------------------------------------------------------------------------------------------------------------------------------------
Xerox Corp (XRX)                 COMMON      984121103       33,708     4,229,305     342,500     3,886,805     342,500   3,886,805
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                                                          1,290,436